Interest and similar income and expenses and income of financial assets and liabilities at fair value through profit or loss (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Income of financial assets and liabilities at fair value through profit or loss	R$ 34,173	R$ 16,678	R$ 6,553
Derivatives [member]
IfrsStatementLineItems [Line Items]
Income of financial assets and liabilities at fair value through profit or loss	3,477	9,716	(9,393)
Financial Assets Designated At Fair Value Through Profit Or Loss Equity Securities [Member]
IfrsStatementLineItems [Line Items]
Income of financial assets and liabilities at fair value through profit or loss	660	(483)	(118)
Financial liabilities at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Income of financial assets and liabilities at fair value through profit or loss			(9)
Securities [member]
IfrsStatementLineItems [Line Items]
Income of financial assets and liabilities at fair value through profit or loss	29,730	7,439	16,035
Other Financial Assets at Fair Value Through Profit or Loss [Member]
IfrsStatementLineItems [Line Items]
Income of financial assets and liabilities at fair value through profit or loss	1,800	838
Financial liabilities at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Income of financial assets and liabilities at fair value through profit or loss	(1,535)	(843)
Financial Liability Designated At Fair Value [Member]
IfrsStatementLineItems [Line Items]
Income of financial assets and liabilities at fair value through profit or loss	R$ 41	R$ 11	R$ 38